Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed financial information of the parent company
Schedule of CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

	As of December 31,
	2023	2024
	US$	US$
ASSETS
Current assets:
Cash	6,902	13,784
Prepayments and other current assets	644	464
Total current assets	7,546	14,248
Non-current assets:
Investments in and receivables from subsidiaries	382,605	326,177
Total assets	390,151	340,425
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	1,104	6,058
Preferred shares forward contract liabilities	40,344	—
Convertible preferred shares	—	68,113
Non-current liabilities:
Other non-current liabilities	516	—
Total liabilities	41,964	74,171
Shareholders’ equity:
Ordinary shares	—	—
Subscriptions receivable from shareholders	—	—
Treasury stocks	(57,055)	(57,055)
Additional paid-in capital	653,860	816,363
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(43,879)	(57,456)
Accumulated deficit	(219,631)	(450,490)
Total shareholders’ equity	348,187	266,254
Total liabilities and shareholders’ equity	390,149	340,425

Schedule of CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Operating expenses:
General and administrative expenses	(3,120)	(4,538)	(8,115)
Loss from operations	(3,120)	(4,538)	(8,115)
Interest income	1	323	—
Other income, net	316	337	581
Change in fair value of financial instruments other than derivatives	3,795	(10,918)	20,571
Excess of fair value of Convertible Preferred Shares	—	(59,199)	(50,725)
Share of income (losses) from subsidiaries	58,734	(340,158)	(212,064)
Net income (loss)	59,726	(414,153)	(249,752)
Foreign currency translation adjustment, net of nil tax	14,444	(6,966)	(13,577)
Total comprehensive income (loss)	74,170	(421,119)	(263,329)

Schedule of CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash flows from operating activities
Receipt of refund from depository bank	—	520	—
Other cash used in operating activities	(3,078)	(4,459)	(4,044)
Net cash used in operating activities	(3,078)	(3,939)	(4,044)
Cash flows from investing activities
Collection from (payment to) subsidiaries	43,869	(84,760)	(118,884)
Net cash provided by (used in) investing activities	43,869	(84,760)	(118,884)
Cash flows from financing activities
Repurchase of warrants	(6,358)	—	—
Payment for repurchase of ordinary shares	(33,643)	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	65,430	—
Proceeds from issuance of Convertible Preferred Shares, net of issuance costs	—	24,575	129,810
Net cash (used in) provided by financing activities	(40,001)	90,005	129,810
Net increase in cash	790	1,306	6,882
Effect of exchange rate changes on cash	52	(86)	—
Cash, beginning of year	4,840	5,682	6,902
Cash, end of year	5,682	6,902	13,784